Label	Element	Value
Prospectus-Institutional Class | Payden Managed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN MANAGED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 262% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	262.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratios of expenses to average net assets given in the Financial Highlights in this Prospectus and in the Fund’s financial statements, which reflect the Fund’s operating expenses but not Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the one-year contractual fee waiver or expense reimbursement for the first year, and the guaranteed contractual fee waiver or expense reimbursement for the remaining time periods). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
ª
The Fund is designed as an investment vehicle for cash balance pension plans. The Fund seeks to earn a total return, net of fees and expenses, that is equivalent to the interest crediting rate established by the Internal Revenue Service for cash balance pension plans using the 30‑year U.S. Treasury Bond Yield. The Fund seeks to earn this rate each calendar year.

ª
The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-related securities, including collateralized mortgage-backed obligations, credit risk transfer securities and commercial mortgage-backed obligations; (4) U.S. and foreign asset-backed debt securities, including collateralized debt obligations and collateralized loan obligations; (5) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; (6) convertible bonds and preferred stock; and (7) real estate investment trusts.

ª
The Fund may invest up to 65% of its total assets in securities rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities determined by Payden to be of comparable quality.

ª
The Fund may invest up to 40% of its total assets in securities issued by governments, agencies and instrumentalities of emerging market countries, and other issuers organized or headquartered in emerging market countries.

ª	The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
ª	The Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
ª	The Fund may invest up to 30% of its total assets in equity securities of U.S. and foreign companies.
ª
The Fund may invest in derivative instruments, such as option contracts on individual stocks, indices or exchange-traded funds, futures contracts, currency forward contracts and swap agreements, including interest rate swaps, principally to hedge market risk, but also to efficiently add specific sector, currency, interest rate or style exposure to the Fund.

ª
To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, as well as the 30-Year U.S. Treasury Bond Yield, and the ICE BofA US 1-Month Treasury Bill Index, additional market indexes with characteristics that are similar to those of the Fund, for the periods indicated. Effective February 28, 2025, the Fund’s benchmark changed from the 30-Year U.S. Treasury Bond Yield to the ICE BofA US 1-Month Treasury Bill Index.
After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Updated performance information for the Fund may be found on the Fund’s internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, as well as the 30-Year U.S. Treasury Bond Yield, and the ICE BofA US 1-Month Treasury Bill Index, additional market indexes with characteristics that are similar to those of the Fund, for the periods indicated.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the eight-year period, the Fund’s best quarter was 2ndQ 2020 (11.15%), and the worst quarter was 1stQ 2020 (–12.50%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/24
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2025, the Fund’s benchmark changed from the 30-Year U.S. Treasury Bond Yield to the ICE BofA US 1-Month Treasury Bill Index.The Bloomberg US Aggregate Bond Index is replacing the 30-Year U.S. Treasury Bond Yield as a broad-based securities market index to comply with a new regulatory requirement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Prospectus-Institutional Class | Payden Managed Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Prospectus-Institutional Class | Payden Managed Income Fund | Interest Rates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Interest Rates. To the extent that the Fund invests in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities. The Fund faces a heightened risk that interest rates may rise. The negative impact on fixed income securities resulting from such rate increases could be swift and significant. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.

Prospectus-Institutional Class | Payden Managed Income Fund | Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Extension Risk. Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates, and could cause certain of the Fund’s investments to decline in value more than they would have declined due to the rise in interest rates alone.

Prospectus-Institutional Class | Payden Managed Income Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.

Prospectus-Institutional Class | Payden Managed Income Fund | Market Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Market Events Risk. The value of the Fund’s securities may increase or decrease, rapidly or unpredictably. Some factors that may affect securities markets include changes in general market conditions, overall economic trends or events, governmental actions or intervention, threat of a U.S. government shutdown, a downgrade of the ratings of U.S. government debt obligations, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes, or other factors, political developments, armed conflict, investor sentiment and the global and domestic effects of natural disasters and pandemics. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. In response to high inflation, the U.S. Federal Reserve increased interest rates in an attempt to slow economic growth, and it may continue to raise interest rates in the future. This and other changes in monetary and fiscal policy may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, labor disputes, public health events, terrorism, natural disasters, war, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Prospectus-Institutional Class | Payden Managed Income Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Liquidity Risk. Some investments may be difficult to purchase or sell, particularly during times of market instability, or due to adverse changes in the conditions of a particular issuer. In addition, the Fund may not receive proceeds from the sale of certain securities for an extended period of time, which in some cases could exceed several weeks or longer. The Fund will not receive sales proceeds until settlement occurs, which may constrain the Fund’s ability to meet redemption requests or other obligations. Illiquid assets may also be difficult to value. If the Fund must sell illiquid assets to meet redemption requests or other cash needs, the Fund may be unable to sell such assets at an advantageous time or price or achieve its desired level of exposure to certain market segments. Liquidity risk may result from the lack of an active market, as well as the reduced number and capacity of traditional market participants to make a market in fixed income securities, for instance, when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers may have less willingness to make markets for fixed income securities. Certain dealers may also reduce their inventories of certain securities in response to federal banking regulations, which may further decrease the Fund’s ability to buy or sell such securities. Liquidity risk is likely to be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds are higher than normal.

Prospectus-Institutional Class | Payden Managed Income Fund | Mortgage Backed Asset Backed Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally driven by changes in interest rates. When interest rates increase the market values of mortgage-backed securities decline. At the same time, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of increasing interest rates on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, many mortgage-backed securities may be prepaid prior to maturity and when interest rates decline, while the value of such securities may increase, the rate of prepayment also tends to increase, which shortens the effective duration of the securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations, or that the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks.

Prospectus-Institutional Class | Payden Managed Income Fund | Below Investment Grade Credit [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Below Investment Grade Credit. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Prospectus-Institutional Class | Payden Managed Income Fund | Foreign Investments [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value, volatility and liquidity of these securities.

Prospectus-Institutional Class | Payden Managed Income Fund | Emerging Markets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Prospectus-Institutional Class | Payden Managed Income Fund | Equity Securitiess [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day‑to‑day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. Moreover, purchasing stocks perceived to be undervalued brings additional risks. For example, the issuing company’s condition may worsen instead of improve, or the pace and extent of any improvement may be less than expected.

Prospectus-Institutional Class | Payden Managed Income Fund | Derivatives [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Derivatives. As indicated above, even though the Fund may use derivative instruments mainly as a hedging mechanism, the use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. As noted above in the “Principal Investment Strategies” discussion, the Fund expects in particular to use currency contracts, options contracts, futures contracts and swap agreements. To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time. Turning to futures or options contracts, a purchase or sale of a futures or options contract may result in losses in excess of the amount invested in the futures or options contract. In addition, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. Similarly, there are significant differences between the securities markets and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. With respect to interest rate swaps, a key risk is that Payden, as the Fund’s investment adviser, could incorrectly forecast interest rates. If rates do not move as expected, the Fund might have been in a better position if it had not entered into the transaction at all.

Prospectus-Institutional Class | Payden Managed Income Fund | Investment Company and Exchange Traded Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Investment Company and Exchange-Traded Fund Risk. Investing in an investment company or ETF presents the risk that the investment company or ETF in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.

Prospectus-Institutional Class | Payden Managed Income Fund | Affiliated Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Affiliated Fund Risk. When the Adviser invests Fund assets in an investment company that is also managed by the Adviser, the risk presented is that, due to its own financial interest or other business considerations, the Adviser may have had an incentive to make that investment in lieu of investments by the Fund directly in portfolio securities, or in lieu of investment in investment companies sponsored or managed by others.

Prospectus-Institutional Class | Payden Managed Income Fund | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could adversely affect the Fund’s performance. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of the Fund’s shares may decline. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs.

Prospectus-Institutional Class | Payden Managed Income Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª	Management Risk. The investment techniques and analysis used by the Fund’s portfolio managers may not produce the desired results.

Prospectus-Institutional Class | Payden Managed Income Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª
Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data, including private shareholder information, or proprietary information, cause the Fund, the Fund’s portfolio managers and/or their service providers, including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries, to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Fund’s portfolio managers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Prospectus-Institutional Class | Payden Managed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses After Further One-Year Fee Waiver or Expense Reimbursement	prg_TotalAnnualFundOperatingExpensesAfterFurtherOneYearFeeWaiverOrExpenseReimbursement	0.66%
One-year Fee Waiver or Expense Reimbursement	prg_OneYearFeeWaiverOrExpenseReimbursement	0.60%	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	629
10 Years	rr_ExpenseExampleYear10	$ 1,458
2017	rr_AnnualReturn2017	3.43%
2018	rr_AnnualReturn2018	1.12%
2019	rr_AnnualReturn2019	6.67%
2020	rr_AnnualReturn2020	2.21%
2021	rr_AnnualReturn2021	4.26%
2022	rr_AnnualReturn2022	(3.60%)
2023	rr_AnnualReturn2023	6.19%
2024	rr_AnnualReturn2024	8.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.50%)
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	3.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2016
Prospectus-Institutional Class | Payden Managed Income Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2016
Prospectus-Institutional Class | Payden Managed Income Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2016
Prospectus-Institutional Class | Payden Managed Income Fund | Bloomberg US Aggregate Bond Index (The returns for the indexes are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.33%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2016	[4]
Prospectus-Institutional Class | Payden Managed Income Fund | ICE BofA US 1-Month Treasury Bill Index (The returns for the indexes are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2016
Prospectus-Institutional Class | Payden Managed Income Fund | 30-Year U.S. Treasury Bond Yield (The returns for the indexes are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.15%
5 Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2016

[1]
The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratios of expenses to average net assets given in the Financial Highlights in this Prospectus and in the Fund’s financial statements, which reflect the Fund’s operating expenses but not Acquired Fund Fees and Expenses.

[2]
Payden & Rygel (“Payden”) has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) will not exceed 1.25%.

[3]
Payden has contractually agreed to further waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Further One-Year Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) exceed 0.65%. This agreement has a one-year term ending February 28, 2026; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees.

[4]	The Bloomberg US Aggregate Bond Index is replacing the 30-Year U.S. Treasury Bond Yield as a broad-based securities market index to comply with a new regulatory requirement.